Income Taxes (Tables) - Predecessor Company	12 Months Ended
Dec. 31, 2019
Schedule Components of Loss Before Income Taxes

The domestic (Ireland) and foreign components of pre-tax loss for the years ending December 31, 2018 and December 31, 2019 are as follows (in thousands):

	DECEMBER 31,
	2018	2019
Foreign	$(12,576)	$(16,803)
Domestic (Ireland)	(1,110)	(2,406)

Loss before income taxes	$(13,686)	$(19,209)

Schedule Of Income Tax Provision (Benefit)

The provision for income taxes consist of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Current
Domestic (Ireland)	$—	$—
State (U.S.)	1	1
Foreign/federal	44	33

Total current	45	34
Deferred
Domestic (Ireland)	$—	$—
State (U.S.)	—	—
Foreign/federal	—	—

Total deferred	—	—

Provision for income taxes	$45	$34

Schedule of Statutory and Effective Income Tax Rate Reconciliation

A reconciliation of the Irish statutory income tax rate of 12.5% to the actual tax rate for the years ended December 31, 2018 and December 31, 2019 are as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
At statutory rate	$(1,711)	$(2,401)
Foreign income tax at different rates	1,404	378
U.S. R&D credits	(499)	(861)
Change in valuation allowance	732	3,733
Share-based compensation	57	60
Prior period true ups	(38)	(950)
Other	100	75

Provision for income taxes	$45	$34

Schedule of Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2018 and December 31, 2019 are as follows (in thousands):

	DECEMBER 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$363	$3,259
Research & other credits	1,701	3,260
Other	208	333

Total gross DTA	$2,272	$6,852

Less: Val. Allowance	(2,181)	(6,686)

Total deferred tax assets	$91	$166

Deferred tax liabilities:
Fixed assets	$(91)	$166

Total gross DTL	$(91)	$166

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

The Company has the following activity relating to unrecognized tax benefits (in thousands):

	DECEMBER 31,
	2018	2019
Beginning balance	$247	$418
Gross increase—tax positions in prior periods	11	9
Gross decreases—tax positions in prior periods	—	(7)
Gross increases—tax positions in prior periods	160	272

Ending balance	$418	$692